Intangible assets and goodwill - Carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable mount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill
Opening Balance	€ 296,401	€ 303,989
Acquisition		4,236
Impairment		(6,493)
Foreign currency translation effect		(5,331)
Ending Balance		296,401
Terminal value growth rate	2.00%
Budgeted adjusted EBITDA margin	26.20%
Discount rate - WACC (before taxes)	14.70%
RoW Betting
Intangible assets and goodwill
Opening Balance	€ 78,556	73,896
Acquisition		4,236
Foreign currency translation effect		424
Ending Balance		€ 78,556
Terminal value growth rate		2.00%
Budgeted adjusted EBITDA margin		33.60%
Discount rate - WACC (before taxes)		13.20%
RoW Betting AV
Intangible assets and goodwill
Opening Balance	107,708	€ 110,171
Foreign currency translation effect		(2,463)
Ending Balance		€ 107,708
Terminal value growth rate		2.00%
Budgeted adjusted EBITDA margin		13.10%
Discount rate - WACC (before taxes)		13.20%
RoW Other
Intangible assets and goodwill
Opening Balance	13,894	€ 20,527
Impairment		(6,493)
Foreign currency translation effect		(140)
Ending Balance		€ 13,894
Terminal value growth rate		2.00%
Budgeted adjusted EBITDA margin		12.50%
Discount rate - WACC (before taxes)		15.70%
United States
Intangible assets and goodwill
Opening Balance	€ 96,243	€ 99,395
Foreign currency translation effect		(3,152)
Ending Balance		€ 96,243
Terminal value growth rate		2.00%
Budgeted adjusted EBITDA margin		25.00%
Discount rate - WACC (before taxes)		15.70%